PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating(loss)/income
General and administrative expenses	¥ (2,420,462)	$ (331,661)	¥ (1,829,651)	¥ (1,459,550)
Sales and marketing expenses	(1,920,305)	(263,128)	(1,286,523)	(570,122)
Losses and expenses related to Fabricated Transactions and restructuring	149,583	20,496	28,515	(75,204)
Foreign exchange gain/(loss), net	(13,239)	(1,814)	2,968	10,661
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes				(6,381)
Gain from extinguishment of Series B Senior Secured Notes				124,139
Other expenses, net	84,161	11,532	62,283	60,680
Interest and financing expenses	(3,924)	(538)		(23,484)
Provision for equity litigants settlement			(92,192)	(279,967)
Income before income taxes	3,694,254	506,200	3,107,359	1,126,750
Net income attributable to the Company's ordinary shareholders	2,931,703	401,712	2,847,933	488,246
Net income	2,931,703	401,712	2,847,933	488,246
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	41,592	5,699	(360)	(69,552)
Total comprehensive income attributable to the Company's ordinary shareholders	2,973,295	407,411	2,847,573	418,694
Foreign currency translation adjustments, tax	0		0	0
Parent Company | Reportable Legal Entities
Operating(loss)/income
General and administrative expenses	(33,002)	(4,524)	(46,722)	(39,773)
Sales and marketing expenses	(309)	(42)	(566)
Losses and expenses related to Fabricated Transactions and restructuring	149,946	20,546	32,422	(69,233)
Foreign exchange gain/(loss), net	6,007	823	3,320	(8,817)
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes				(6,381)
Share of income from subsidiaries and VIE	2,809,721	384,999	2,949,195	791,186
Gain from extinguishment of Series B Senior Secured Notes				124,139
Interest and investment income	17,915	2,455	2,476	576
Other expenses, net	(18,575)	(2,545)
Interest and financing expenses				(23,484)
Provision for equity litigants settlement			(92,192)	(279,967)
Income before income taxes	2,931,703	401,712	2,847,933	488,246
Net (loss)/income	2,931,703	401,712	2,847,933	488,246
Net income attributable to the Company's ordinary shareholders	2,931,703	401,712	2,847,933	488,246
Net income	2,931,703	401,712	2,847,933	488,246
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	41,592	5,699	(360)	(69,552)
Total comprehensive income attributable to the Company's ordinary shareholders	2,973,295	$ 407,411	2,847,573	418,694
Other comprehensive income/(loss), tax	0		0	0
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0